SUBSEQUENT EVENTS (Details)	Aug. 21, 2023	Oct. 21, 2022	May 18, 2021	May 12, 2021
SUBSEQUENT EVENTS
Reverse stock split conversion ratio		0.01	1	0.064
Subsequent events
SUBSEQUENT EVENTS
Reverse stock split conversion ratio	0.04